Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues: (Notes 2(d), 5 and 18)
Time charter and bareboat revenues	$ 172,878	$ 154,750	$ 112,784
Other income	793	274	57
Total revenues (Notes 2(d), 5, 6, and 18)	173,671	155,024	112,841
Operating expenses: (Note 18)
Vessel operating expenses (Note 2(d))	30,903	27,543	23,879
Depreciation (Note 13)	56,230	48,844	34,322
General and administrative expenses	4,371	4,290	4,323
Goodwill impairment charge (Note 8)		6,217
Total operating expenses	91,504	86,894	62,524
Operating income	82,167	68,130	50,317
Finance income (expense): (Notes 2(e) and 18)
Interest income	24	8	13
Interest expense (Note 9(a))	(20,867)	(17,451)	(15,271)
Other finance expense (Note 9(b))	(1,311)	(504)	(1,271)
Realized and unrealized gain (loss) on derivative instruments (Note 10)	1,213	(9,695)	(6,407)
Net gain (loss) on foreign currency transactions	(139)	(105)	26
Total finance expense	(21,080)	(27,747)	(22,910)
Income before income taxes	61,087	40,383	27,407
Income tax benefit (expense)	15	59	(15)
Net income	61,102	40,442	27,392
Net income	61,102	40,442	27,392
General Partner's interest in net income	1,256	767	536
Limited Partners' interest in net income	$ 59,846	$ 39,675	$ 26,856
Earnings per unit: (Note 20)
Cash distributions declared and paid per unit (Note 20)	$ 2.080	$ 2.030	$ 1.795
Common Units [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income	$ 54,794	$ 25,038	$ 15,349
Net income	54,794	25,038	15,349
Limited Partners' interest in net income	$ (417)	$ (11,060)	$ (7,916)
Earnings per unit: (Note 20)
Earnings per unit (basic and diluted)	$ 2.291	$ 1.499	$ 1.369
Subordinated Units [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income	$ 5,052	$ 14,637	$ 11,507
Net income	$ 5,052	14,637	11,507
Limited Partners' interest in net income		$ (5,087)	$ (4,912)
Earnings per unit: (Note 20)
Earnings per unit (basic and diluted)	$ 1.542	$ 1.708	$ 1.343
General Partner Unit [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income	$ 1,256	$ 767	$ 536
Net income	1,256	767	536
General Partner's interest in net income	$ (9)	$ (332)	$ (261)
Earnings per unit: (Note 20)
Earnings per unit (basic and diluted)	$ 2.248	$ 1.487	$ 1.329